Note 14 - Financial assets at amortised cost- Loans and advances to customers (Details) - Customers [Member] - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
On demand [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	€ 2,835,000,000	€ 3,050,000,000	€ 3,641,000,000
Credit Card Debt [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	13,093,000,000	16,354,000,000	15,445,000,000
Trade Receivables [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	15,544,000,000	17,276,000,000	17,436,000,000
FinancialLeaseMember [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	7,650,000,000	8,711,000,000	8,650,000,000
Repurchase Agreements [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	71,000,000	26,000,000	294,000,000
Other Term Loans [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	267,031,000,000	332,160,000,000	324,767,000,000
Advances That Are Not Loans [Member]
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	4,924,000,000	4,784,000,000	3,794,000,000
Total Member
Disclosure Of Loans And Receivables To Customers Line Items
Loans And Receivables	€ 311,147,000,000	€ 382,360,000,000	€ 374,027,000,000